1933 Act File No.	2-75756
1940 Act File No.	811-3385

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	60

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	55

FEDERATED MDT STOCK TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on	June 29, 2016	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on		pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on		pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 59 Filed on April 13, 2016 in their entirety.

Item 28. Exhibits

(a)
1	Conformed copy of the Amended and Restated Declaration of Trust of the Registrant;	(18)
2	Conformed copy of Amendment No. 4 to the Amended and Restated Declaration of Trust dated May 19, 2000;	(18)
3	Conformed copy of Amendment No. 5 to the Amended and Restated Declaration of Trust dated May 19, 2000.	(28)
4	Conformed copy of Amendment No. 6 to the Amended and Restated Declaration of Trust dated May 19, 2000;	(29)
5	Conformed copy of Amendment No. 7 to the Amended and Restated Declaration of Trust dated May 19, 2000;	(32)
6	Conformed copy of Amendment No. 8 to the Amended and Restated Declaration of Trust dated May 19, 2000;	+

(b)
1	Copy of the Amended and Restated By-Laws of the Registrant;	(17)
2	Copy of Amendment Nos. 6-8 to the By-Laws of the Registrant;	(17)
3	Copy of Amendment No. 9 to the By Laws of the Registrant;	(20)
4	Copy of Amendment No. 10 to the By-Laws of the Registrant;	(21)
5	Copy of Amendment No. 11 to the By-Laws of the Registrant;	(23)
6	Copy of Amendment No. 12 to the By-Laws of the Registrant;	(23)
7	Copy of Amendment No. 13 to the By-Laws of the Registrant;	(24)

(c)
1	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	(13)

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant;	(13)
2	Conformed copy of Amendment to Investment Advisory Contract dated June 1, 2001;	(19)
3	Conformed copy of Assignment of Investment Advisory Agreement dated January 1, 2004;	(22)
4	Conformed copy of Assignment of Investment Advisory Agreement dated April 1, 2009	(26)
5	Conformed copy of Investment Advisory Agreement dated April 1, 2009	(26)
6	Conformed copy of Investment Advisory Agreement dated April 1, 2009	(32)

(e)
1	Conformed copy of the Distributor's Contract;	(13)
2	Conformed copy of Amendment to Distributor’s Contract dated June 1, 2001;	(19)
3	Conformed copy of Amendment to Distributor’s Contracts dated October 1, 2003;	(21)
4	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24,1995. (File Number 33-38550 and 811-6269).
5	Conformed copy of amended and restated Distributor’s Contract dated January 29, 2010.	(28)
6	Conformed copy of Exhibit B to the Distributor’s Contract.	(32)

(f)	Not applicable

(g)
1	Conformed copy of the Custodian Agreement of the Registrant;	(12)
2	Conformed copy of Custodian Fee Schedule;	(15)
3	The Registrant hereby incorporates the conformed copy of the Custody Agreement and Fund Accounting Agreement for the Bank of New York from Item 26 (g)(5) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on December 17, 2007 (File Nos. 33-31602 and 811-5950);
4	Conformed Copy of the Second Amendment to the Custody Agreement for the Bank of New York Mellon;	(25)
5	Conformed Copy of the Fourth Amendment to the Custody Agreement for the Bank of New York Mellon;	(27)
6	Conformed Copy of the Eighth, Ninth and Tenth Amendment to the Custody Agreement for the Bank of New York Mellon;	(29)

(h)
1	Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;	(17)
2	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
3	The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement form Item 12(h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
4	The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
5	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/2004, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 & 811-5843);
6	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
7	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/2004, form Item (h)(viii) of The Cash Trust Series, Inc. Registration Statement on Form N-1A filed with the Commission on July 29, 2004. (File Nos. 33-29838 & 811-5843)
8	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
9	Conformed copy of Transfer Agency and Service Agreement between the Federated Funds Listed on Exhibit A Hereto and State Street Bank and Trust Company;	(23)
10	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
11	Conformed copy of the third amendment to the Fund Accounting Agreement with Bank of New York Mellon	(27)
12	Conformed copy of amended and restated Agreement for Administrative Services dated September 1, 2012.	(30)
13	Conformed copy of Compliance Support Services Addendum to the Fund Accounting Agreement with Bank of New York Mellon.	(30)
14	Conformed copy of the First Amendment to the Amended and Restated Agreement for Administrative Services dated September 1, 2012.	(31)

(i)	Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered;	(12)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(34)

(k)	Not Applicable

(l)	Conformed Copy of the Initial Capital Understanding;	(13)

(m)
1	Conformed copy of Distribution Plan of the Registrant;	(32)

(n)
1	Copy of Institutional Shares and Institutional Service Shares Exhibits to the Multiple Class Plan;	(28)
2	Copy of Institutional Shares and Institutional Service Shares Exhibits to the Multiple Class Plan;	(29)
3	Copy of Class A Shares Exhibit to the Multiple Class Plan;	(32)
4	Copy of Class A Shares Exhibit to the Multiple Class Plan:	(33)
5	Copy of Institutional Shares Exhibit to the Multiple Class Plan	(33)
6	Copy of Class R6 Shares Exhibit to the Multiple Class Plan	(34)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(18)
2	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;	(20)
3	Conformed copy of Power of Attorney of Trustee of the registrant;	(24)
4	Conformed copy of Power of Attorney of Trustee of the registrant;	(24)
5	Conformed copy of Power of Attorney of Trustee of the registrant;	(24)
6	Conformed copy of Power of Attorney of Treasurer of the registrant;	(24)
7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(26)
8	Conformed copy of Power of Attorney of Trustee of the registrant;	(31)
9	Conformed copy of Power of Attorney of Trustee of the registrant;	(31)
10	Conformed copy of Power of Attorney of Treasurer of the registrant;	(31)
11	Conformed copy of Power of Attorney of Trustee of the registrant;	(33)
12	Conformed copy of Power of Attorney of Trustee of the registrant;	+

(p)
1	The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust, Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950).
2	The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
3	The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950);
4	Federated Investors, Inc. Code of Ethics for Access Persons, 10/01/2008	(28)
5	Federated Investors, Inc. Code of Ethics for Access Persons, 12/06/2010	(29)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 2-75756 and 811-3385.)
8	PEA No. 11 filed on December 22, 1988.
12	PEA No. 23 filed on December 27, 1994.
13	PEA No. 25 filed on December 21, 1995.
15	PEA No. 28 filed on October 24, 1997.
17	PEA No. 30 filed on October 30, 1998.
18	PEA No. 33 filed on December 27, 2000.
19	PEA No. 34 filed on December 21, 2001.
20	PEA No. 35 filed on December 24, 2002.
21	PEA No. 36 filed on December 30, 2003.
22	PEA No. 37 filed on October 15, 2004.
23	PEA No. 38 filed on December 29, 2005.
24	PEA No. 40 filed on December 29, 2006.
25	PEA No. 43 filed on December 29, 2008.
26	PEA No. 44 filed on November 17, 2009
27	PEA No. 45 filed on January 28, 2010
28	PEA No. 46 filed on December 29, 2010
29	PEA No. 47 filed on December 29, 2011
30	PEA No. 49 filed on December 27, 2012
31	PEA No. 51 filed on December 27, 2013
32	PEA No. 55 filed on December 29, 2014
33	PEA No. 57 filed on December 28, 2015
34	PEA No. 59 filed on April 13, 2016

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(8)

Item 31 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, and John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business address of Gordon Ceresino is 125 High Street, Oliver Tower, 21st Floor, Boston, MA 02110. The business address of the remaining Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. These remaining officers are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
Vice Chairman	Gordon Ceresino
President/ Chief Executive Officer:	John B. Fisher
Senior Vice President:	Edward Foss Anne Kruczek Daniel Mahr
Vice Presidents:	John C. Duane Brian M. Greenberg Frederick L. Konopka John P. Lewicke Keith Michaud John F. Sherman Sarah A. Stahl
Assistant Vice Presidents:	Thomas. T. Beals Michael G. Bertani Kelly Patel Shuo D. Zhang
Secretary:	George F. Magera
Assistant Secretary	Edward C. Bartley
Treasurer:	Richard A. Novak
Assistant Treasurers:	Jeremy D. Boughton
Chief Compliance Officer	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust II, L.P.
Federated Core Trust III
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated Government Income Trust
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Pool Series
Federated MDT Series
Federated MDT Stock Trust
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Solon A. Person, IV Colin B. Starks Paul Uhlman
Senior Vice Presidents:

Irving Anderson

Jack Bohnet

Bryan Burke

Scott J. Charlton

Charles L. Davis

Michael T. diMarsico

Theodore Fadool, Jr.

James Getz

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

James M. Heaton

Donald Jacobson

Harry J. Kennedy

Michael Koenig

Anne H. Kruczek

Jane E. Lambesis

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

Alec H. Neilly

Becky Nelson

Keith Nixon

Brian S. Ronayne

Tom Schinabeck

John Staley

Robert F. Tousignant

Jerome R. Tuskan

William C. Tustin

Michael Wolff

Paul Zuber

Vice Presidents:

Catherine M. Applegate

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Dan Berry

Bill Boarts

Edward R. Bozek

Edwin J. Brooks, III

Mark Carroll

Dan Casey

Steven R. Cohen

James Conely

Stephen J. Costlow

Mary Ellen Coyne

Kevin J. Crenny

Stephen P. Cronin

Jack C. Ebenreiter

Timothy Franklin

Peter Germain

David D.Gregoire

Scott Gundersen

Michael L. Guzzi

Raymond J. Hanley

Scott A. Holick

Robert Hurbanek

Jeffrey S. Jones

Todd Jones

Scott D. Kavanagh

Patrick Kelly

Nicholas R. Kemerer

Shawn E. Knudson

Ed Koontz

Crystal C. Kwok

Jerry L. Landrum

Hans W. Lange, Jr.

Joseph R. Lantz

David M. Larrick

John P. Lieker

Jonathan Lipinski

Paul J. Magan

Margaret M. Magrish

Michael R. Manning

Meghan McAndrew

Martin J. McCaffrey

Brian McInis

Kyle Morgan

John C. Mosko

Doris T. Muller

Ted Noethling

John A. O’Neill

James E. Ostrowski

Stephen Otto

Mark Patsy

Rich Paulson

Marcus Persichetti

Chris Prado

Sean Quirk

Josh Rasmussen

Richard A. Recker

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

Eduardo G. Sanchez

Peter Siconolfi

Biran J. Sliney

Justin Slomkowski

Bradley Smith

Edward L. Smith

John R. Stanley

Mark Strubel

Jonathen Sullivan

Christie Teachman

Cynthia M. Tomczak

Michael Vahl

David Wasik

G. Walter Whalen

Stephen White

Lewis Williams

Littell L. Wilson

Edward J. Wojnarowski

Daniel Wroble

Erik Zettlemayer

Assistant Vice Presidents:	Debbie Adams-Marshall Kenneth C. Baber Raisa E. Barkaloff Chris Jackson Jaimie A. Kosanovich Stephen R. Massey Carol McEvoy McCool John K. Murray Carol Anne Sheppard Laura Vickerman James Wagner
Secretary:	Kary A. Moore
Assistant Secretary	Edward C. Bartley
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at above address)
Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated MDTA LLC (“Adviser”)	125 High Street Oliver Tower 21st Floor Boston, MA 02110
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent”)	P.O. Box 8600 Boston, MA 02266-8600
Bank of New York Mellon (“Custodian)	One Wall Street New York, NY 10286

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED MDT STOCK TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of June, 2016.

FEDERATED MDT STOCK TRUST
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 23, 2016
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
John B. Fisher*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer)
G. Thomas Hough*	Trustee
Maureen Lally-Green *	Trustee
John T. Collins*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
Thomas M. Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney